Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Schedule of long-term investments

	Equity
	investments
	without readily
	determinable	Equity method
	fair values	investments	Total
	RMB	RMB	RMB
Balance as of January 1, 2021	156,904	9,196	166,100
Additions	93,350	12,596	105,946
Share of losses of equity method investees	—	(1,522)	(1,522)
Impairment	(17,850)	—	(17,850)
Foreign exchange adjustment	(174)	—	(174)
Balance as of December 31, 2021	232,230	20,270	252,500
Share of losses of equity method investees	—	(17,124)	(17,124)
Impairment	(8,103)	—	(8,103)
Foreign exchange adjustment	686	—	686
Balance as of December 31, 2022	224,813	3,146	227,959